Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Taxation	€ 3,180	€ 1,265
Non-controlling interests	80	59
Basic earnings	7,745	3,161
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Income	(8,594)	(956)
Expenses	0	0
Taxation	(2,456)	(260)
Non-controlling interests	0	0
Basic earnings	(6,139)	(697)
Results IFRS-EU [member]
Disclosure of operating segments [line items]
Income	9,282	9,219
Expenses	6,871	5,691
Taxation	724	1,005
Non-controlling interests	80	59
Basic earnings	1,606	2,464
Net Result IFRS Attribuatble to Equity Holder of Parent
Disclosure of operating segments [line items]
Income	17,876	10,175
Expenses	6,871	5,691
Taxation	3,180	1,265
Non-controlling interests	80	59
Basic earnings	€ 7,745	€ 3,161